Schedule of Investments (unaudited)
November 30, 2025
iShares® MSCI Philippines ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Banks — 19.8%
Bank of the Philippine Islands	2,599,125	$5,163,238
BDO Unibank Inc.	4,537,371	10,143,017
Metropolitan Bank & Trust Co.	4,070,084	4,580,536
Philippine National Bank	1,323,610	1,236,829
		21,123,620
Consumer Staples Distribution & Retail — 3.7%
Puregold Price Club Inc.	3,996,860	2,862,446
Robinsons Retail Holdings Inc.	1,901,600	1,070,045
		3,932,491
Diversified Telecommunication Services — 1.9%
Converge Information and Communications Technology Solutions Inc.	7,551,200	2,008,675
Electric Utilities — 6.3%
Manila Electric Co.	474,470	4,785,557
Synergy Grid & Development Phils Inc., Class P	6,936,000	1,892,391
		6,677,948
Food Products — 5.4%
Century Pacific Food Inc.	3,959,600	2,727,732
Monde Nissin Corp.(a)	13,473,300	1,404,271
Universal Robina Corp.	1,460,728	1,570,333
		5,702,336
Hotels, Restaurants & Leisure — 5.6%
DigiPlus Interactive Corp.	4,656,030	1,945,140
Jollibee Foods Corp.	1,246,001	4,015,532
		5,960,672
Independent Power and Renewable Electricity Producers — 0.4%
ACEN Corp.	11,249,663	482,024
Industrial Conglomerates — 18.8%
Aboitiz Equity Ventures Inc.	4,857,000	2,256,855
Alliance Global Group Inc.	12,322,039	1,477,090
Ayala Corp.	348,798	2,825,118
DMCI Holdings Inc.	9,955,900	1,782,538
GT Capital Holdings Inc.	301,856	2,982,787
JG Summit Holdings Inc.	4,417,061	1,641,946
LT Group Inc.	8,990,500	2,308,755
SM Investments Corp.	371,686	4,690,044
		19,965,133
Office REITs — 1.2%
AREIT Inc.	720,500	520,917
RL Commercial REIT Inc.	5,703,900	748,914
		1,269,831
Oil, Gas & Consumable Fuels — 1.5%
Semirara Mining & Power Corp., Class A	3,163,900	1,569,946
Security	Shares	Value
Real Estate Management & Development — 11.7%
Ayala Land Inc.	9,788,350	$3,400,338
Megaworld Corp.	44,768,960	1,550,553
Robinsons Land Corp.	1,856,306	504,576
SM Prime Holdings Inc.	17,933,135	7,039,876
		12,495,343
Transportation Infrastructure — 17.2%
International Container Terminal Services Inc.	1,976,443	18,295,851
Water Utilities — 2.3%
Manila Water Co. Inc.	3,744,529	2,451,870
Wireless Telecommunication Services — 3.9%
PLDT Inc.	187,689	4,142,964
Total Common Stocks — 99.7% (Cost: $123,276,100)		106,078,704
Rights
Industrial Conglomerates — 0.0%
Alliance Global Group, Inc. Wa (Expires 12/18/25, Strike Price PHP 0.50 )	2,890,859	—
Total Rights — 0.0% (Cost: $—)		—
Total Long-Term Investments — 99.7% (Cost: $123,276,100)		106,078,704
Short-Term Securities
Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.94%(b)(c)	70,000	70,000
Total Short-Term Securities — 0.1% (Cost: $70,000)		70,000
Total Investments — 99.8% (Cost: $123,346,100)		106,148,704
Other Assets Less Liabilities — 0.2%		222,810
Net Assets — 100.0%		$106,371,514

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period end.

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® MSCI Philippines ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 08/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/25	Shares Held at 11/30/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$80,000	$—	$(10,000)(a)	$—	$—	$70,000	70,000	$913	$—

(a)	Represents net amount purchased (sold).
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI Emerging Markets Index	3	12/19/25	$207	$147
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$51,636,978	$54,441,726	$—	$106,078,704
Rights	—	—	—	—
Short-Term Securities
Money Market Funds	70,000	—	—	70,000
	$51,706,978	$54,441,726	$—	$106,148,704

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® MSCI Philippines ETF

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments(a)
Assets
Equity Contracts	$147	$—	$—	$147

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
REIT	Real Estate Investment Trust